Fair Value Measurements (Detail 4) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Carrying Amounts and Estimated Fair Values of Financial Instruments
Long-term debt (excluding current portion)	$ 4,183	$ 5,097
Long-term debt, excluding current portion - fair value	$ 4,466	$ 5,355